7. EQUITY INVESTMENT IN IMPETRO RESOURCES LLC	6 Months Ended
Jun. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
7. EQUITY INVESTMENT IN IMPETRO RESOURCES LLC

The Company previously held a 40% interest in ImPetro through the Roll-up Date. Prior to the Roll-up Date, the equity investment in ImPetro was carried at cost and was adjusted for the Company’s proportionate share of their undistributed earnings or losses through the Roll-up Date. On the Roll-up Date, the Company acquired the remaining 60% of ImPetro and has consolidated its results subsequent to the Roll-up Date. Additionally, the Company followed the provisions of ASC 805-10, Business Combinations, as described more fully in Note 4 of the consolidated notes to financial statements, which requires the Company to record a gain or loss in the accompanying consolidated statements of operations as a result of remeasuring its prior equity interest at fair-value in a business combination acquired in stages. As such, the Company recorded a gain of approximately $6,980,000 during the year ended December 31, 2011. On the Roll-up Date, the carrying value of the equity investment, note receivable and the related interest receivable were removed upon consolidation of ImPetro, which approximated $5,995,000 in the aggregate.